RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF TABLE SETS FORTH THE MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS WITH THE GROUP

The table below sets forth the related parties and their relationships with the Group as of December 31, 2024 and 2025:

Name of related parties	Relationship with the Group

Abundant Grace Investment Limited	Principal shareholder
Pintu Beijing	Significantly influenced by principal shareholder
Lightwind Global Limited (“Lightwind”)	Significantly influenced by principal shareholder
Fame Dragon Global Limited	Affiliate of Abundant Grace Investment Limited
Abundant Glory Investment L.P.	Affiliate of Abundant Grace Investment Limited
Astral Success Limited	Principal shareholder
Brightest Sky Limited	Affiliate of Astral Success Limited
Joy Capital III, L.P	Affiliate of Astral Success Limited
Kun Dai	Chief Executive Officer and director
Xin Gao Group Limited	Controlled by Mr. Kun Dai, the chief executive officer
Bin Li	Director
Erhai Liu	Director
Cheng Lu	Director
Li Ying	Director
John Zhuang Yang	Director
Wenbing Jing	President
Feng Lin	Chief Financial Officer
Zhitian Zhang	Chief Operating Officer
Chengbin Li	Chief Technology Officer

(i)	On February 22, 2024, the Company entered into a one-year loan agreement with Mr. Kun Dai, pursuant to which the Company borrowed RMB7.0 million from Mr. Kun Dai at an annual interest rate of 6%. The loan has been totally repaid by April 9, 2025.

Except for the loan mentioned above, the loans obtained from Pintu Beijing (Note 7), the senior convertible preferred shares, warrants and forward contracts issued to NIO Capital, Joy Capital and Xin Gao (Note 14), the forward contract issued to Lightwind (Note 7 and 16), the share subscription agreements with Fame Dragon Global Limited, Abundant Grace Investment Limited, Abundant Glory Investment L.P. and Joy Capital (Note 16), and the share incentives for directors and senior management (Note 17), there were no material related party transactions for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025 and balances as of December 31, 2024 and 2025.